Disclosure of Prior Periods Financial Statements Immaterial Errors (Unaudited) (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2022
Quarterly Financial Information Disclosure [Abstract]
Schedule of unaudited condensed consolidated statements of operations and comprehensive loss
	Three Months Ended March 31, 2022
Operating expense:	As Reported	Adjustment		As Revised	% Change
Cost of revenue – financial services	$163,583		$526,601	$690,184	76.3%
Amortization of intangible assets	592,891		(526,601)	66,290	(794.4)%
Total	$756,474	$		$756,474
	Six Months Ended March 31, 2022
Operating expense:	As Reported	Adjustment		As Revised	% Change
Cost of revenue – financial services	$324,425		$1,373,190	$1,697,615	80.9%
Amortization of intangible assets	1,504,834		(1,373,190)	131,644	(1,043.1)%
Total	$1,829,259	$		$1,829,259

	Three Months Ended June 30, 2021
Operating expense:	As Reported	Adjustment	As Revised	% Change
Cost of revenue – financial services	$27,636	$117,145	$144,781	80.9%
Amortization of intangible assets	117,145	(117,145)	—	100.0%
Total	144,781		144,781
	Nine Months Ended June 30, 2021
Operating expense:	As Reported	Adjustment	As Revised	% Change
Cost of revenue – financial services	$27,636	$117,145	$144,781	80.9%
Amortization of intangible assets	117,145	(117,145)	—	100.0%
Total	144,781		144,781
	Three Months Ended December 31, 2021
Operating expense:	As Reported	Adjustment		As Revised	% Change
Cost of revenue – financial services	$160,842		$846,589	$1,007,431	84.0%
Amortization of intangible assets	911,943		(846,589)	65,354	(1,295.4)%
Total	$1,072,785	$		$1,072,785
	Three Months Ended March 31, 2022
Operating expense:	As Reported	Adjustment		As Revised	% Change
Cost of revenue – financial services	$163,583		$526,601	$690,184	76.3%
Amortization of intangible assets	592,891		(526,601)	66,290	(794.4)%
Total	$756,474	$		$756,474

	Six Months Ended March 31, 2022
Operating expense:	As Reported	Adjustment		As Revised	% Change
Cost of revenue – financial services	$324,425		$1,373,190	$1,697,615	80.9%
Amortization of intangible assets	1,504,834		(1,373,190)	131,644	(1,043.1)%
Total	$1,829,259	$		$1,829,259

Schedule of financial services
For the Three Months Ended June 30, 2021	Corporate/Other	Financial Services	Total
Cost of revenue – financial services	$—	$27,636	$27,636
Operating expenses	185,275	3,439	188,714
For the Three Months Ended June 30, 2021	Corporate/Other	Financial Services	Total
Cost of revenue – financial services	$—	$144,781	$144,781
Operating expenses	68,130	3,439	71,569
For the Nine Months Ended June 30, 2021	Corporate/Other	Financial Services	Total
Cost of revenue – financial services	$—	$27,636	$27,636
Operating expenses	385,801	3,439	389,240
For the Nine Months Ended June 30, 2021	Corporate/Other	Financial Services	Total
Cost of revenue – financial services	$—	$144,781	$144,781
Operating expenses	268,656	3,439	272,095

Schedule of segment reporting reclassifications
	Three Months Ended March 31, 2022
Financial Services	As Reported	As Revised
Cost of revenue – financial services	$163,583	$690,184
Operating expenses	804,833	278,232
Total	$968,416	$968,416
	Six Months Ended March 31, 2022
Financial Services	As Reported	As Revised
Cost of revenue – financial services	$324,425	$1,697,615
Operating expenses	2,054,477	681,287
Total	$2,378,902	$2,378,902

	Three Months Ended December 31, 2021
Financial Services	As Reported	As Revised
Cost of revenue – financial services	$160,842	$1,007,431
Operating expenses	1,249,644	403,055
Total	$1,410,486	$1,410,486
	Three Months Ended March 31, 2022
Financial Services	As Reported	As Revised
Cost of revenue – financial services	$163,583	$690,184
Operating expenses	804,833	278,232
Total	$968,416	$968,416
	Six Months Ended March 31, 2022
Financial Services	As Reported	As Revised
Cost of revenue – financial services	$324,425	$1,697,615
Operating expenses	2,054,477	681,287
Total	$2,378,902	$2,378,902